Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Intangible Assets and Accumulated Amortization

The balances as of June 30, 2012, including intangible assets and accumulated amortization, are detailed as follows:

	As of June 30, 2012
Finite-Lived Intangible Assets	Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Patents	15	$320,795	$(171,517)	$149,278

The balances as of December 31, 2011, including intangible assets and accumulated amortization, are detailed as follows:

	As of December 31, 2011
Finite-Lived Intangible Assets	Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Patents	15	$320,795	$(159,976)	$160,819

The balances as of December 31, 2011, including intangible assets and accumulated amortization are detailed as follows:

Finite-Lived Intangible Assets	Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Patents	15	320,795	(159,976)	160,819

		$320,795	$(159,976)	$160,819

The balances as of December 31, 2010, including intangible assets and accumulated amortization are detailed as follows:

Finite-Lived Intangible Assets	Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Patents	15	320,795	(136,892)	183,903

		$320,795	$(136,892)	$183,903